ASG DIVERSIFYING STRATEGIES FUND

ASG GLOBAL ALTERNATIVES FUND

ASG MANAGED FUTURES STRATEGY FUND

Supplement dated March 19, 2014 to the Statement of Additional Information of the ASG Diversifying Strategies Fund, ASG Global Alternatives Fund and ASG Managed Futures Strategy Fund, dated May 1, 2013, as may be revised and supplemented from time to time.

Effective March 5, 2014, Jeremiah H. Chafkin will no longer serve as a co-manager of the Funds. All references to Mr. Chafkin in the Statement of Additional Information are hereby deleted. Andrew W. Lo from AlphaSimplex Group, LLC, the Funds’ investment adviser, and Robert S. Rickard from Reich & Tang Asset Management, LLC, the Funds’ sub-adviser, will remain as co-managers of the Funds.

Effective March 5, 2014, with respect to AlphaSimplex Group, LLC, each Fund will be co-managed by a team consisting of Andrew W. Lo, Philippe P. Lüdi, Peter A. Lee, Robert W. Sinnott and Alexander D. Healy.

Effective immediately, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” are hereby replaced with the following:

PORTFOLIO MANAGERS’ MANAGEMENT OF OTHER ACCOUNTS

As of December 31, 2012 (February 28, 2014 for the AlphaSimplex managers), the portfolio managers of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by each portfolio manager:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Michael T. Buckius (Gateway)	4	$934 million	0	$0	1	$17 million	0	$0	15	$1.1 billion	0	$0

Matthew J. Eagan (Loomis Sayles)	16	$54.1 billion	0	$0	18	$7.5 billion	2	$931.2 million	178	$22.7 billion	3	$632.5 million

James Grabovac (McDonnell)	4	$368 million	0	$0	0	$0	0	$0	12	$3.4 billion	0	$0

Alexander D. Healy (AlphaSimplex)	2	$50.0 million	0	$0	0	$0	0	$0	5	$77.1 million	1	$6.9 million

Lawrence Jones (McDonnell)	1	$15 million	0	$0	0	$0	0	$0	220	$2.3 billion	0	$0

Kevin P. Kearns (Loomis Sayles)	7	$1.0 billion	0	$0	8	$2.6 billion	2	$931.2 million	42	$6.5 billion	1	$256.1 million

Peter A. Lee (AlphaSimplex)	1	$109.0 million	0	$0	0	$0	0	$0	0	$0	0	$0

Andrew W. Lo (AlphaSimplex)	3	$159.0 million	0	$0	1	$10.2 million	0	$0	5	$77.1 million	1	$6.9 million

Philippe P. Lüdi (AlphaSimplex)	0	$0	0	$0	1	$10.2 million	0	$0	0	$0	0	$0

Dawn Mangerson (McDonnell)	4	$368 million	0	$0	0	$0	0	$0	140	$1.7 billion	0	$0

Robert S. Rickard (Reich & Tang)	9	$9.4 billion	0	$0	2	$107 million	0	$0	0	$0	0	$0

Robert W. Sinnott (AlphaSimplex)	0	$0	0	$0	1	$10.2 million	0	$0	0	$0	0	$0

Paul R. Stewart (Gateway)	1	$169.4 million	0	$0	1	$17 million	0	$0	28	$1.4 billion	0	$0

Kenneth H. Toft (Gateway)	3	$1.2 billion	0	$0	0	$0	0	$0	9	$245 million	0	$0

Todd P. Vandam (Loomis Sayles)	4	$945.4 million	0	$0	2	$559.6 million	0	$0	16	$87.2 million	0	$0

Steve Wlodarski (McDonnell)	4	$368 million	0	$0	0	$0	0	$0	481	$8.4 billion	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of December 31, 2012 (February 28, 2014 for the AlphaSimplex managers), the portfolio managers of the Funds had the following ownership in the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Michael T. Buckius	Gateway Fund	G

Matthew J. Eagan	Loomis Sayles Strategic Alpha Fund	E

James Grabovac	McDonnell Intermediate Municipal Bond Fund	A

Alexander D. Healy	ASG Diversifying Strategies Fund ASG Global Alternatives Fund ASG Managed Futures Strategy Fund	C C C

Lawrence Jones	McDonnell Intermediate Municipal Bond Fund	A

Kevin P. Kearns	Loomis Sayles Strategic Alpha Fund	E

Peter A. Lee	ASG Diversifying Strategies Fund ASG Global Alternatives Fund ASG Managed Futures Strategy Fund	C C C

Andrew W. Lo	ASG Diversifying Strategies Fund ASG Global Alternatives Fund ASG Managed Futures Strategy Fund	E E E

Philippe P. Lüdi	ASG Diversifying Strategies Fund ASG Global Alternatives Fund ASG Managed Futures Strategy Fund	C C D

Dawn Mangerson	McDonnell Intermediate Municipal Bond Fund	A

Robert S. Rickard	ASG Diversifying Strategies Fund ASG Global Alternatives Fund ASG Managed Futures Strategy Fund	A A A

Robert W. Sinnott	ASG Diversifying Strategies Fund ASG Global Alternatives Fund ASG Managed Futures Strategy Fund	C C C

Paul R. Stewart	Gateway Fund	G

Kenneth H. Toft	Gateway Fund	E

Todd P. Vandam	Loomis Sayles Strategic Alpha Fund	D

Steve Wlodarski	McDonnell Intermediate Municipal Bond Fund	A

* A. None B. $1 - 10,000 C. $10,001 - $50,000 D. $50,001 - $100,000	E. $100,001 - $500,000 F. $500,001 - $1,000,000 G. over $1,000,000

There are various reasons why a portfolio manager may not own shares of the Fund(s) he or she manages. One reason is that the Funds’ respective investment objective and strategies may not match those of the portfolio manager’s personal investment objective. Also, the portfolio manager may invest in other funds or pooled investment vehicles or separate accounts managed by the portfolio manager in a similar style to the Funds. Administrative reasons (such as facilitating compliance with an adviser’s or subadviser’s code of ethics) also may explain why a portfolio manager has chosen not to invest in the Natixis Funds.

ASG TACTICAL U.S. MARKET FUND

Supplement dated March 19, 2014 to the Statement of Additional Information of the ASG Tactical U.S. Market Fund, dated September 30, 2013, as may be revised and supplemented from time to time.

Effective March 5, 2014, Jeremiah H. Chafkin will no longer serve as a co-manager of the Fund. All references to Mr. Chafkin in the Statement of Additional Information are hereby deleted. Andrew W. Lo from AlphaSimplex Group, LLC, and Alexander D. Healy from AlphaSimplex Group, LLC, the Fund’s investment adviser, and Kevin H. Maeda and Serena V. Stone from NGAM Advisors, L.P., the Fund’s sub-adviser, and Robert S. Rickard from Reich & Tang Asset Management, LLC, the Fund’s sub-adviser, will remain as co-managers of the Fund.

Effective March 5, 2014, with respect to AlphaSimplex Group, LLC, the Fund will be co-managed by a team consisting of Andrew W. Lo, Philippe P. Lüdi, Peter A. Lee, Robert W. Sinnott and Alexander D. Healy.

Effective immediately, the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information” are hereby replaced with the following:

PORTFOLIO MANAGERS’ MANAGEMENT OF OTHER ACCOUNTS

As of February 28, 2014, the following portfolio managers of the Fund managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by the portfolio manager:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Alexander D. Healy (AlphaSimplex)	1	$15.5 million	0	$0	0	$0	0	$0	5	$77.1 million	1	$6.9 million

Peter A. Lee (AlphaSimplex)	2	$2.79 billion	0	$0	0	$0	0	$0	0	$0	0	$0

Andrew W. Lo (AlphaSimplex)	5	$3.74 billion	0	$0	1	$10.2 million	0	$0	5	$77.1 million	1	$6.9 million

Philippe P. Lüdi (AlphaSimplex)	1	$34.2 million	0	$0	1	$10.2 million	0	$0	0	$0	0	$0

Kevin H. Maeda (NGAM Advisors)	2	$47.3 million	0	$0	0	$0	0	$0	1,469	$520.2 million	0	$0

Robert S. Rickard (Reich & Tang)	6	$2.1 billion	0	$0	1	$17 million	0	$0	9	$245 million	0	$0

Robert W. Sinnott (AlphaSimplex)	1	$902.5 million	0	$0	1	$10.2 million	0	$0	0	$0	0	$0

Serena V. Stone (NGAM Advisors)	2	$47.3 million	0	$0	0	$0	0	$0	1,469	$520.2 million	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of February 28, 2014, the following portfolio managers of the Fund had the following ownership in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities Invested*
Alexander D. Healy	D

Peter A. Lee	C

Andrew W. Lo	D

Philippe P. Lüdi	C

Kevin H. Maeda	A

Robert S. Rickard	A

Robert W. Sinnott	B

Serena V. Stone	A

* A. None B. $1 - 10,000 C. $10,001 - $50,000 D. $50,001 - $100,000	E. $100,001 - $500,000 F. $500,001 - $1,000,000 G. over $1,000,000

There are various reasons why a portfolio manager may not own shares of the Fund he or she manages. One reason is that the Fund’s respective investment objective and strategies may not match those of the portfolio manager’s personal investment objective. Also, the portfolio manager may invest in other funds or pooled investment vehicles or separate accounts managed by the portfolio manager in a similar style to the Fund. Administrative reasons (such as facilitating compliance with an adviser’s or subadviser’s code of ethics) also may explain why a portfolio manager has chosen not to invest in the Fund.